Gross Carrying Amount, Accumulated Amortization and Net Book Value of Land Use Right (Detail)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Operating Leased Assets [Line Items]
Land use right	¥ 85,160,348	$ 12,265,641	¥ 85,160,348
Less: accumulated amortization	(18,728,872)	(2,697,518)	(16,807,962)
Net book value	¥ 66,431,476	$ 9,568,123	¥ 68,352,386